Accounts payable and accrued liabilities (FY) (Details) - USD ($)	Jan. 31, 2025	Nov. 06, 2024	Sep. 05, 2024	Jul. 31, 2024	Jul. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable	$ 1,181,554		$ 39,527	$ 5,503,968
Accrued liabilities	5,394,189			492,925
Income taxes payable	99,256			101,009
Accounts payable and accrued liabilities	$ 9,085,972	$ 10,523,400		6,097,902
DevvStream Holdings, Inc. [Member]
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable				5,661,681	$ 490,287
Accrued liabilities				813,284	418,365
Income taxes payable				101,009	0
Accounts payable and accrued liabilities				$ 6,575,974	$ 908,652